Note 4 - Mineral Property Interests	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Mineral Property Interests [Text Block]
4	Mineral property interests

	2016	2015
Ann Mason Project (a)	$37,988	$36,853
Other (b)	887	861
	$38,875	$37,714

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral property interests. The Company has investigated title to its mineral property interests and, except as otherwise disclosed below, to the best of its knowledge, title to the mineral property interests remains in good standing.

The Company's
two
principal assets are the Ann Mason project (the "Ann Mason Project") in Nevada and its interest in the Entrée/Oyu Tolgoi LLC joint venture property in Mongolia (Note
5).

a)

   Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and title to patented lode claims. The project area includes the Ann Mason and the Blue Hill deposits, several early-stage copper porphyry targets including the Blackjack IP, Blackjack Oxide, Roulette and Minnesota targets, and the Minnesota and Shamrock copper skarn targets.

Certain of the unpatented lode claims peripheral to the Ann Mason and Blue Hill deposits are leased to the Company pursuant to a mining lease and option to purchase agreement ("MLOPA") with a Nevada limited liability company. Under the MLOPA, the Company has the option to purchase the claims for
$500,000,
which, if exercised, will be subject to a
3%
net smelter returns ("NSR") royalty (which
may
be bought down to a
1%
NSR royalty for
$2
million). The MLOPA also provides for annual advance minimum royalty payments of
$27,500
which commenced in
2011
and will continue until the commencement of sustained commercial production. The advance payments will be credited against future royalty payments or the buy down of the royalty.

In
September
2009,
the Company entered into an agreement whereby the Company
may
acquire an
80%
interest in certain unpatented lode claims to the southwest of the Ann Mason and Blue Hill deposits. In order to acquire its interest, the Company must: (a) incur expenditures of
$1,000,000,
make cash payments of
$140,000
and issue
85,000
common shares of the Company within
three
years (completed); (b) make aggregate advance royalty payments totalling
$375,000
between the
fifth
and
tenth
anniversaries of the agreement
($150,000
of which has been paid); and (c) deliver a bankable feasibility study before the tenth
anniversary of the agreement.

In
February
2013,
the Company entered into an agreement with Sandstorm Gold Ltd. ("Sandstorm") whereby the Company granted Sandstorm a
0.4%
NSR royalty over certain of the unpatented lode claims, including the claims covering the Ann Mason and Blue Hill deposits, in return for an upfront payment of
$5
million (the "Sandstorm NSR Payment") which was recorded as a recovery to acquisition costs.

In addition, certain of the patented lode claims peripheral to the Ann Mason and Blue Hill deposits are subject to a
2%
NSR royalty.

b)

   Other Properties

The Company also has interests in other properties in Mongolia (Shivee West), Australia (Blue Rose), the United States (Lordsburg) and Peru (Cañariaco NSR royalty). During fiscal
2014,
the Company recorded an impairment of
$552,095
against these properties.